Segment Information (Tables)	6 Months Ended
Jun. 30, 2016
Segment Information [Abstract]
Revenue by Geographic Region

	Three Month	Three Month	Six Month	Six Month
	Period ended	Period ended	Period ended	Period ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Asia	$46,750	$55,303	$98,740	$105,624
Europe	9,862	10,780	19,118	21,245
United States	17,883	14,325	37,056	32,150
Total	$74,495	$80,408	$154,914	$159,019